RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Effect of Fair Value and Cash Flow Hedging Relationships (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Revenues (Energy)	$ 13,679	$ 13,449	$ 12,547
Interest Expense	(2,265)	(2,069)	(1,998)
Energy
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Revenues (Energy)	2,124	3,593	4,206
Interest Expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	(71)	(74)	(74)
Derivatives designated as hedging instruments	(4)	1	8
Reclassification of gains/(losses) on derivative instruments from AOCI to net income	22	17	14
Revenue | Commodity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Reclassification of gains/(losses) on derivative instruments from AOCI to net income	$ 5	$ (20)	$ 57